Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 6. COMMITMENTS AND CONTINGENCIES
Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19
pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Registration Rights
Pursuant to a registration rights agreement entered into on September 24, 2020, the holders of the Founder Shares, Private Placement Units (including securities contained therein) and the units that may be issued upon conversion of the Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants or the warrants included in the units issued upon conversion of the Working Capital Loans) will be entitled to registration rights requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to Class A common stock). The holders of these securities will be entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders will have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement
Cantor Fitzgerald & Co. and Wells Fargo Securities, LLC, as representatives of the several underwriters, are entitled to a deferred fee of $9,800,000. The deferred fee will become payable to the representatives from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
In March 2021, the underwriters and the Company entered into an agreement that modified the existing September 24, 2020 Underwriting Agreement by and among the Company and its underwriters. The agreement specifies that, upon the successful completion of the Business Combination Agreement, the deferred underwriter’s commission owed to Cantor Fitzgerald & Co. will be reduced by $2,000,000 and that the deferred underwriter’s commission owed to Wells Fargo Securities, LLC will be reduced by $1,000,000.
Business Combination Agreement
On December 29, 2020, the Company entered into a Business Combination Agreement (the “Business Combination Agreement”), by and among the Company, FinTech Investor Holdings IV, LLC, a Delaware limited liability company, Fintech Masala Advisors, LLC, a Delaware limited liability company (together with FinTech Investor Holdings IV, LLC, the “Sponsor”), PWP, PWP GP LLC, a Delaware limited liability company and the general partner of PWP (“PWP GP”), PWP Professional Partners LP, a Delaware limited partnership and a limited partner of PWP (“Professionals”), and Perella Weinberg Partners LLC, a Delaware limited liability company and the general partner of Professionals (“Professionals GP”) pursuant to which, among other things, the Company will acquire interests in PWP, which will become jointly-owned by the Company, Professionals, and certain existing partners of PWP and following the Closing will serve as the Company’s operating partnership as part of an umbrella limited partnership
C-corporation
(Up-C)
structure.
Pursuant to the Business Combination Agreement, subject to certain conditions set forth therein, in connection with the closing of the transactions contemplated by the Business Combination Agreement (the “Closing”):

(i)
the Company will acquire newly-issued common units of PWP in exchange for cash in an amount equal to the outstanding excess cash balances of the Company (including the proceeds from the PIPE Investment (as defined below)) as of Closing net of redemptions elected by the Company’s public stockholders pursuant to their redemption rights described below (such aggregate outstanding cash balances, “Company Cash”), with the number of such interests to be issued to be calculated based on the formula set forth on Schedule C to the Business Combination Agreement;

(ii)	Professionals will contribute the equity interests of PWP GP, the general partner of PWP, to the Company;

(iii)
the Company will issue (A) to Professionals, new shares of
Class B-1
common stock, which will have 10 votes per share (for so long as Professionals or its limited partners as of the Closing maintain ownership of at least 10% of the issued and outstanding Class A common units of PWP, otherwise such
Class B-1
common stock shall have one vote per share) and (B) to investor limited partners of PWP, new shares of
Class B-2
common stock, which will

have one vote per share, with the number of shares of such common stock to be issued to equal the number of common units of PWP that will be held by Professionals and such investor limited partners, respectively, following the Closing; and

(iv)
the Company will repay certain indebtedness of PWP, pay certain expenses, retain up to $10 million of cash on its balance sheet, and subject to the availability of transaction proceeds, the Company will first redeem certain limited partnership interests held by certain electing third party investor limited partners of PWP and second redeem certain electing non-working
limited partners of Professionals (collectively with the other transactions contemplated by the Business Combination Agreement, the “Business Combination”).

The Closing is subject to the satisfaction of customary conditions as set forth in the Business Combination Agreement.
Private Placement Subscription Agreements
On December 29, 2020, concurrently with the execution of the Business Combination Agreement, the Company also entered into subscription agreements (“Subscription Agreements”) with certain investors (collectively, the “PIPE Investors”) pursuant to, and on the terms and subject to the conditions of which, the PIPE Investors have collectively subscribed for 12,500,000 shares of the Company’s Class A common stock for an aggregate purchase price equal to $125,000,000 (the “PIPE Investment”), a portion of which is expected to be funded by one or more affiliates of the Sponsor. The PIPE Investment will be consummated substantially concurrently with the closing of the Business Combination.

NOTE 7. COMMITMENTS AND CONTINGENCIES
Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19
pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Registration Rights
Pursuant to a registration rights agreement entered into on September 24, 2020, the holders of the Founder Shares, Private Placement Units (including securities contained therein) and the units that may be issued upon conversion of the Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants or the warrants included in the units issued upon conversion of the Working Capital Loans) will be entitled to registration rights requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to Class A common stock). The holders of these securities will be entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders will have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
Cantor Fitzgerald & Co. and Wells Fargo Securities, LLC, as representatives of the several underwriters, are entitled to a deferred fee of $9,800,000. The deferred fee will become payable to the representatives from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Business Combination Agreement
On December 29, 2020, the Company entered into a Business Combination Agreement (the “Business Combination Agreement”), by and among the Company, FinTech Investor Holdings IV, LLC, a Delaware limited liability company, Fintech Masala Advisors, LLC, a Delaware limited liability company (together with FinTech Investor Holdings IV, LLC, the “Sponsor”), PWP, PWP GP LLC, a Delaware limited liability company and the general partner of PWP (“PWP GP”), PWP Professional Partners LP, a Delaware limited partnership and a limited partner of PWP (“Professionals”), and

Perella Weinberg Partners LLC, a Delaware limited liability company and the general partner of Professionals (“Professionals GP”) pursuant to which, among other things, the Company will acquire interests in PWP, which will become jointly-owned by the Company, Professionals, and certain existing partners of PWP and following the Closing will serve as the Company’s operating partnership as part of an umbrella limited partnership
C-corporation
(Up-C)
structure.
Pursuant to the Business Combination Agreement, subject to certain conditions set forth therein, in connection with the closing of the transactions contemplated by the Business Combination Agreement (the “Closing”):

(i)
the Company will acquire newly-issued common units of PWP in exchange for cash in an amount equal to the outstanding excess cash balances of the Company (including the proceeds from the PIPE Investment (as defined below)) as of Closing net of redemptions elected by the Company’s public stockholders pursuant to their redemption rights described below (such aggregate outstanding cash balances, “Company Cash”), with the number of such interests to be issued to be calculated based on the formula set forth on Schedule C to the Business Combination Agreement;

(ii)	Professionals will contribute the equity interests of PWP GP, the general partner of PWP, to the Company;

(iii)
the Company will issue (A) to Professionals, new shares of
Class B-1
common stock, which will have 10 votes per share (for so long as Professionals or its limited partners as of the Closing maintain ownership of at least 10% of the issued and outstanding Class A common units of PWP, otherwise such
Class B-1
common stock shall have one vote per share) and (B) to investor limited partners of PWP, new shares of
Class B-2
common stock, which will have one vote per share, with the number of shares of such common stock to be issued to equal the number of common units of PWP that will be held by Professionals and such investor limited partners, respectively, following the Closing; and

(iv)
the Company will repay certain indebtedness of PWP, pay certain expenses, retain up to $10 million of cash on its balance sheet, and subject to the availability of transaction proceeds, the Company will first redeem certain limited partnership interests held by certain electing third party investor limited partners of PWP and second redeem certain electing non-working
limited partners of Professionals (collectively with the other transactions contemplated by the Business Combination Agreement, the “Business Combination”).

The Closing is subject to the satisfaction of customary conditions as set forth in the Business Combination Agreement.
Private Placement Subscription Agreements
On December 29, 2020, concurrently with the execution of the Business Combination Agreement, the Company also entered into subscription agreements (“Subscription Agreements”) with certain investors (collectively, the “PIPE Investors”) pursuant to, and on the terms and subject to the conditions of which, the PIPE Investors have collectively subscribed for 12,500,000 shares of the Company’s Class A common stock for an aggregate purchase price equal to $125,000,000 (the “PIPE Investment”), a portion of which is expected to be funded by one or more affiliates of the Sponsor. The PIPE Investment will be consummated substantially concurrently with the closing of the Business Combination.